CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total Stockholders' Equity	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2012		256,500
Beginning balance at Dec. 31, 2012	$ (796)	$ 3	$ (311)	$ (43)	$ (445)	$ (796)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		15,261,350
Issuance of common stock	150,637	$ 153	150,484			150,637
Common stock offering costs, commissions and dealer manager fees	(17,924)		(17,924)			(17,924)
Common stock issued through distribution reinvestment plan (in shares)		138,977
Common stock issued through dividend reinvestment plan	1,320	$ 1	1,319			1,320
Share-based compensation (in shares)		9,000
Share-based compensation	24		24			24
Distributions declared	(3,914)				(3,914)	(3,914)
Net loss	(6,989)				(6,989)	(6,989)
Cumulative translation adjustment	(392)			(392)		(392)
Other comprehensive income (loss)	362
Designated derivatives, fair value adjustments	754			754		754
Ending balance (in shares) at Dec. 31, 2013		15,665,827
Ending balance at Dec. 31, 2013	122,720	$ 157	133,592	319	(11,348)	122,720	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		157,635,481
Issuance of common stock	1,567,317	$ 1,579	1,565,738			1,567,317
Common stock offering costs, commissions and dealer manager fees	(167,693)		(167,693)			(167,693)
Common stock issued through distribution reinvestment plan (in shares)		4,721,780
Common stock issued through dividend reinvestment plan	44,886	$ 47	44,839			44,886
Common stock repurchases	(991)	$ (1)	(990)			(991)
Share-based compensation (in shares)		10,056
Share-based compensation	10		10			10
Amortization of restricted shares	96		96			96
Distributions declared	(90,174)				(90,174)	(90,174)
Net loss	(53,594)				(53,594)	(53,594)
Cumulative translation adjustment	476
Cumulative translation adjustment	476			476		476
Other comprehensive income (loss)	(5,908)
Designated derivatives, fair value adjustments	(6,384)			(6,384)		(6,384)
Ending balance (in shares) at Dec. 31, 2014		177,933,175
Ending balance at Dec. 31, 2014	1,416,669	$ 1,782	1,575,592	(5,589)	(155,116)	1,416,669	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		37,407
Issuance of common stock	420		420			420
Common stock offering costs, commissions and dealer manager fees	49		49			49
Common stock issued through distribution reinvestment plan (in shares)		3,005,936
Common stock issued through dividend reinvestment plan	28,578	$ 30	28,548			28,578
Common stock repurchases (in shares)		(12,039,885)
Common stock repurchases	(126,322)	$ (120)	(126,202)			(126,322)
Distributions declared	(115,631)				(115,631)	(115,631)
Issuance of operating partnership units	750						750
Vesting of Class B units	14,480						14,480
Equity-based compensation	2,345		181			181	2,164
Distributions to non-controlling interest holders	(1,017)						(1,017)
Net loss	(2,015)				(2,065)	(2,065)	50
Cumulative translation adjustment	1,257
Cumulative translation adjustment	1,257			1,454		1,454	(197)
Other comprehensive income (loss)	1,813
Designated derivatives, fair value adjustments	556			486		486	70
Rebalancing of ownership percentage			1,574			1,574	(1,574)
Ending balance (in shares) at Dec. 31, 2015		168,936,633
Ending balance at Dec. 31, 2015	1,220,119	$ 1,692	1,480,162	(3,649)	(272,812)	1,205,393	14,726
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	2		2			2
Common stock offering costs, commissions and dealer manager fees	0		0			0
Common stock issued through dividend reinvestment plan	0
Distributions declared	(60,039)				(60,039)	(60,039)
Equity based compensation (in shares)		41,332
Equity-based compensation	1,114		177			177	937
Distributions to non-controlling interest holders	(967)						(967)
Net loss	22,490				22,251	22,251	239
Cumulative translation adjustment	(86)
Cumulative translation adjustment	(86)			(85)		(85)	(1)
Other comprehensive income (loss)	(12,300)
Designated derivatives, fair value adjustments	(12,214)			(12,085)		(12,085)	(129)
Rebalancing of ownership percentage			35			35	(35)
Ending balance (in shares) at Jun. 30, 2016		168,977,965
Ending balance at Jun. 30, 2016	$ 1,170,419	$ 1,692	$ 1,480,376	$ (15,819)	$ (310,600)	$ 1,155,649	$ 14,770